UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Class A [Member]	Common Stock Class C [Member]	Common Stock Class D [Member]	Securities Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 1				$ 13,378	$ (14,199)	$ (820)
Beginning balance, Shares at Dec. 31, 2020	14,845,067
Common Stock issued for cash	$ 1				13,190		13,190
Common Stock issued for cash, Shares	2,916,592
Shares issued for services and rent guarantees					186		186
Shares issued for services and rent guarantees, Shares	32,500	5,000
Series D Stock issued			$ 2				2
Series D Stock issued, Shares			24,040,000
Stock based compensation					88,271		88,271
Founder Class A shares relinquished	$ (1)						(1)
Founder class A shares relinquished, Shares	(10,000,000)
Net Loss						(95,842)	(95,842)
Ending balance, value at Sep. 30, 2021	$ 1		$ 2		115,025	(110,041)	4,987
Ending balance, Shares at Sep. 30, 2021	7,794,159	5,000	24,040,000
Beginning balance, value at Jun. 30, 2021	$ 2				25,263	(25,400)	(135)
Beginning balance, Shares at Jun. 30, 2021	15,676,631	5,000
Common Stock issued for cash					7,981		7,981
Common Stock issued for cash, Shares	2,085,028
Shares issued for services and rent guarantees					186		186
Shares issued for services and rent guarantees, Shares	32,500
Series D Stock issued			$ 2				2
Series D Stock issued, Shares			24,040,000
Stock based compensation					81,595		81,595
Stock based compensation, Shares
Founder Class A shares relinquished	$ (1)						(1)
Founder class A shares relinquished, Shares	(10,000,000)
Net Loss						(84,641)	(84,641)
Ending balance, value at Sep. 30, 2021	$ 1		$ 2		115,025	(110,041)	4,987
Ending balance, Shares at Sep. 30, 2021	7,794,159	5,000	24,040,000
Beginning balance, value at Dec. 31, 2021	$ 1		$ 2		151,734	(147,935)	3,802
Beginning balance, Shares at Dec. 31, 2021	6,854,576	5,000	25,725,370
Common Stock issued for cash					15,272		15,272
Common Stock issued for cash, Shares	1,172,561
Shares issued for services and rent guarantees					10		10
Shares issued for services and rent guarantees, Shares	2,000	5,000
Series D Stock issued			$ 1				1
Series D Stock issued, Shares			4,050,000
Exchange of Class C to Class A					572		572
Exchange of Class C to Class A, Shares	75,000	(10,000)
Stock based compensation					34,414		34,414
Stock based compensation, Shares	1,434,554
Net Loss						(53,126)	(53,126)
Ending balance, value at Sep. 30, 2022	$ 1		$ 3		202,002	(201,061)	945
Ending balance, Shares at Sep. 30, 2022	9,538,691		29,775,370
Beginning balance, value at Jun. 30, 2022	$ 1		$ 3		185,449	(184,913)	540
Beginning balance, Shares at Jun. 30, 2022	7,657,322		28,425,370
Common Stock issued for cash					6,390		6,390
Common Stock issued for cash, Shares	446,815
Shares issued for services and rent guarantees
Shares issued for services and rent guarantees, Shares
Series D Stock issued, Shares			1,350,000
Stock based compensation					10,163		10,163
Stock based compensation, Shares	1,434,554
Net Loss						(16,148)	(16,148)
Ending balance, value at Sep. 30, 2022	$ 1		$ 3		$ 202,002	$ (201,061)	$ 945
Ending balance, Shares at Sep. 30, 2022	9,538,691		29,775,370